Subsequent Events (Details) - Subsequent Event [Member]	Mar. 11, 2026 USD ($)
Subsequent Events [Line Items]
Aggregate amount	$ 600,000
Accrued interest percentage	7.50%
Chief Technology Officer [Member]
Subsequent Events [Line Items]
Aggregate amount	$ 350,000